Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues.
Schedule of revenues

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Online marketing services and others	79,809,490	102,931,095	153,540,553	21,625,735
Transaction services	14,140,449	27,626,494	94,098,652	13,253,518
	93,949,939	130,557,589	247,639,205	34,879,253